Risks and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Assets and liabilities in foreign currencies

	12/31/2020	12/31/2019
Assets in foreign currency
Cash, cash equivalents and financial investments in foreign currency (except hedging instruments)	1,413,276	455,620
Foreign trade receivables, net of allowance for doubtful accounts and advances to foreign customers	307,829	213,544
Other assets	1,767,626	1,445,022
	3,488,731	2,114,186
Liabilities in foreign currency
Financing in foreign currency, gross of transaction costs and discount	(9,246,707)	(6,895,052)
Payables arising from imports, net of advances to foreign suppliers	(633,013)	(344,523)
	(9,879,720)	(7,239,575)
Foreign currency hedging instruments	4,837,554	3,636,418
Net liability position – total	(1,553,435)	(1,488,971)
Net asset (liability) position – income statement effect	186,306	452,178
Net liability position – equity effect	(1,739,741)	(1,941,149)

Assets and liabilities in foreign currencies

Sensitivity analysis of assets and liabilities in foreign currency

The table below shows, in the three scenarios, the effects of exchange rate changes on the net liability position of R$ 1,553,435 in foreign currency as of December 31, 2020:

	Risk	Scenario I	Scenario II	Scenario III
		Base	25%	50%
(1) Income statement effect	Real devaluation	18,631	46,577	93,153
(2) Equity effect		(173,974)	(434,935)	(869,871)
(1) + (2)	Net effect	(155,343)	(388,358)	(776,718)
(3) Income statement effect	Real appreciation	(18,631)	(46,577)	(93,153)
(4) Equity effect		173,974	434,935	869,871
(3) + (4)	Net effect	155,343	388,358	776,718

The table below shows, in the three scenarios, the effects of exchange rate changes on the net liability position of R$ 1,488,971 in foreign currency as of December 31, 2019:

	Risk	Scenario I	Scenario II	Scenario III
		Base	25%	50%
(1) Income statement effect	Real devaluation	45,218	113,045	226,089
(2) Equity effect		(194,115)	(485,287)	(970,575)
(1) + (2)	Net effect	(148,897)	(372,242)	(744,486)
(3) Income statement effect	Real appreciation	(45,218)	(113,045)	(226,089)
(4) Equity effect		194,115	485,287	970,575
(3) + (4)	Net effect	148,897	372,242	744,486

Financial assets and liabilities exposed to floating interest rates

The financial assets and liabilities exposed to floating interest rates are demonstrated below:

	Note	12/31/2020	12/31/2019
DI
Cash equivalents	4.a	2,241,852	1,780,939
Financial investments	4.b	3,749,852	2,610,686
Asset position of foreign exchange hedging instruments – DI	33.g	-	19,323
Loans and debentures	16.a	(6,947,362)	(6,268,615)
Liability position of foreign exchange hedging instruments – DI	33.g	(2,124,146)	(3,318,289)
Liability position of fixed interest instruments + IPCA – DI	33.g	(2,203,705)	(821,902)
Net liability position in DI		(5,283,509)	(5,997,858)
TJLP
Loans –TJLP	16.a	(29,803)	(103,945)
Net liability position in TJLP		(29,803)	(103,945)
LIBOR
Asset position of foreign exchange hedging instruments – LIBOR	33.g	260,958	850,307
Loans – LIBOR	16.a	(573,484)	(1,457,263)
Net liability position in LIBOR		(312,526)	(606,956)
SELIC
Loans – SELIC	16.a	-	(30,392)
Net liability position in SELIC		-	(30,392)
Total net liability position exposed to floating interest		(5,625,838)	(6,739,151)

Sensitivity analysis of floating interest rate risk

The tables below show the incremental expenses and income that would be recognized in finance income, due to the effect of floating interest rate changes in different scenarios.

		12/31/2020
	Risk	Scenario I	Scenario II	Scenario III
		Base	25%	50%
Exposure of interest rate risk
Interest effect on cash equivalents and financial	Increase in DI	13,175	32,937	65,875
Interest effect on debt in DI	Increase in DI	(19,674)	(49,184)	(98,368)
Interest rate hedging instruments (liabilities in DI) effect	Increase in DI	(1,137)	(11,934)	(29,929)
Incremental expenses		(7,636)	(28,181)	(62,422)
Interest effect on debt in TJLP	Increase in TJLP	(301)	(752)	(1,503)
Incremental expenses		(301)	(752)	(1,503)
Foreign exchange hedging instruments (assets in LIBOR) effect	Increase in LIBOR	528	1,320	2,640
Interest effect on debt in LIBOR	Increase in LIBOR	(1,410)	(3,525)	(7,050)
Incremental expenses		(882)	(2,205)	(4,410)
Interest effect on debt in SELIC	Increase in SELIC	(41)	(102)	(203)
Incremental expenses		(41)	(102)	(203)

		12/31/2019
	Risk	Scenario I	Scenario II	Scenario III
		Base	25%	50%
Exposure of interest rate risk
Interest effect on cash equivalents and financial	Increase in DI	29,304	73,261	146,522
Foreign exchange hedging instruments (assets in DI)	Increase in DI	55	137	274
Interest effect on debt in DI	Increase in DI	(44,469)	(111,173)	(222,345)
Interest rate hedging instruments (liabilities in DI) effect	Increase in DI	(39,175)	(85,571)	(162,897)
Incremental expenses		(54,285)	(123,346)	(238,446)
Interest effect on debt in TJLP	Increase in TJLP	(1,213)	(3,033)	(6,065)
Incremental expenses		(1,213)	(3,033)	(6,065)
Foreign exchange hedging instruments (assets in LIBOR) effect	Increase in LIBOR	1,722	4,305	8,609
Interest effect on debt in LIBOR	Increase in LIBOR	(3,551)	(8,876)	(17,753)
Incremental expenses		(1,829)	(4,571)	(9,144)
Interest effect on debt in SELIC	Increase in SELIC	(251)	(628)	(1,257)
Incremental expenses		(251)	(628)	(1,257)

Summary of Credit Risk of Cash, Cash Equivalents and Financial Investments

The credit risk of financial institution and government of cash, cash equivalents and financial investments is summarized below:

	Fair value
Counterparty credit rating	12/31/2020	12/31/2019
AAA	8,190,428	4,906,077
AA	317,894	331,512
A	163,839	418,020
BBB	-	56,488
Total	8,672,160	5,712,097

Allowance for expected losses on doubtful accounts balances on trade receivables

The subsidiaries of the Company request guarantees related to trade receivables and other receivables in specific situations to customers, but these guarantees don’t influence in the calculation of risk of loss. The subsidiaries of the Company maintained the following allowance for expected losses on doubtful accounts balances on trade receivables:

	12/31/2020	12/31/2019
Ipiranga	447,389	447,235
Ultragaz	113,621	94,985
Oxiteno	16,430	13,252
Extrafarma	73	3,419
Ultracargo	1,594	2,001
Total	579,107	560,892

credit risk exposure

The table below presents information about credit risk exposure:

	12/31/2020			12/31/2019
	Weighted average rate of losses	Accounting balance	Provision for losses	Weighted average rate of losses	Accounting balance	Provision for losses
Current	1.2%	3,751,067	44,091	1.3%	3,843,803	50,198
less than 30 days	2.2%	134,836	2,939	2.1%	185,612	3,975
31-60 days	8.2%	43,207	3,563	7.1%	37,801	2,688
61-90 days	10.9%	42,589	4,630	20.4%	24,861	5,062
91-180 days	36.8%	76,158	28,062	41.8%	91,633	38,337
more than 180 days	55.7%	890,756	495,822	53.1%	867,618	460,632
		4,938,613	579,107		5,051,328	560,892

Summary of allowance for doubtful accounts on trade receivables by geographic area

The information about expected losses on doubtful accounts balances by geographic area are as follows:

	12/31/2020	12/31/2019
Brazil	568,461	550,928
Mexico	-	1,123
Uruguay	76	267
Other Latin American countries	271	561
United States of America and Canada	1,146	889
Europe	9,120	7,075
Others	33	49
	579,107	560,892

Positions of derivative financial instruments to hedge commodity price risk

The table below shows the positions of derivative financial instruments to hedge commodity price risk at December 31, 2020:

Derivative	Contract			Notional amount (m3)		Notional amount (USD thousands)		Fair value
	Position	Product	Maturity	12/31/2020	12/31/2019	12/31/2020	12/31/2019	12/31/2020	12/31/2019
								R$ thousands	R$ thousands
Term	Sold	Heating Oil	jan-21	108,429	76,950	42,399	40,529	(563)	(2,378)
Term	Sold	RBOB	-	-	64,867	-	29,243	-	1,107
								(563)	(1,271)

Contractual undiscounted cash outflows

The table below presents a summary of financial liabilities as of December 31, 2020 by the Company and its subsidiaries, listed by maturity. The amounts disclosed in this table are the contractual undiscounted cash outflows, and, therefore, these amounts may be different from the amounts disclosed on the balance sheet.

Financial liabilities	Total	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years
Loans including future contractual interest (1) (2)	20,131,159	3,620,550	6,716,208	1,695,276	8,099,125
Currency and interest rate hedging instruments (3)	472,647	133,092	88,918	106,885	143,752
Trade payables	4,040,652	4,040,652	-	-	-
Leases payable	2,734,384	396,010	668,089	541,004	1,129,281

(1)

To calculate the estimated interest on loans some macroeconomic assumptions were used, including averaging for the period the following: (i) DI of % 2.29% to 2021, 3.74% to 2022 and 4.84% to 2023; (ii) exchange rate of the Real against the U.S. dollar of R$ 4.86 in 2021, R$ 4.33 in 2022, R$ 4.17 in 2023, R$ 4.20 in 2024, R$ 4.22 in 2025, R$ 4.24 in 2026, R$ 4.26 in 2027, R$ 4.28 in 2028 and R$ 4.30 in 2029; (iii) TJLP of 4.39%; (iv) IGP-M of 4.79% in 2021, 4.02% in 2022, 3.25% as from 2023; (v) IPCA of 3.6% in 2021, 3.3% in 2022, 3.0% as from 2023 (source: B3, Bulletin Focus and financial institutions).

(2)	Includes estimated interest payments on short-term and long-term loans until the payment date.
(3)

The currency and interest rate hedging instruments were estimated based on projected U.S dollar futures contracts and the futures curves of DI x Pre and Pre x IPCA contracts quoted on B3 on December 31, 2020 and on the futures curve of LIBOR (ICE – Intercontinental Exchange) and commodities heating oil contracts and RBOB quoted on New York Mercantile Exchange (“NYMEX”) on December 31, 2020. In the table above, only the hedging instruments with negative results at the time of settlement were considered.

Position of hedging instruments

The table below summarizes the position of hedging instruments entered by the Company and its subsidiaries:

Designated as hedge accounting

Product	Hedged object	Rates agreement		Maturity	Note	Notional amount [1]		Fair value
		Assets	Liabilities			12/31/2020	12/31/2019	12/31/2020	12/31/2019
Foreign exchange swap	Debt	USD + 4.58%	103.9% DI	nov-23	33.h.1	USD 185,000	USD 245,000	298,889	69,298
Foreign exchange swap	Debt	USD + LIBOR-3M + 1.14%	105.0% DI	jun-22	33.h.1	USD 50,000	USD 150,000	94,782	74,970
Interest rate swap	Debt	4.57% + IPCA	95.8% DI	dec-25	33.h.1	R$ 806,054	R$ 806,054	203,837	144,123
Interest rate swap	Debt	6.47%	99.9% DI	nov-24	33.h.1	R$ 90,000	R$ 90,000	3,498	584
Term	Firm commitments	BRL	Heating Oil / RBOB	jan-21	33.h.1	USD 42,399	-	(563)	-
NDF	Firm commitments	BRL	USD	jan-21	33.h.1	USD 23,124	-	(733)	-
Zero Cost Collar	Operating margin	Put USD 3.86	Call USD 4.33	-	33.h.2	-	USD 60,000	-	(121)
								599,710	288,854

Not designated as hedge accounting

Product	Hedged object	Rates agreement		Maturity	Notional amount [1]		Fair value
		Assets	Liabilities		12/31/2020	12/31/2019	12/31/2020	12/31/2019
Foreign exchange swap	Debt	USD + 0.18%	55.5% DI	jun-29	USD 320,000	USD 853,000	519,260	353,451
NDF	Firm commitments	BRL	USD	may-21	USD 378,550	USD 71,600	(112,152)	(1,080)
Interest rate swap	Debt	1.9%	100% DI	jan-21	R$ 1,300,000	-	(5)	-
Foreign exchange swap	Debt	LIBOR-3M + 2.0%	105.9% DI	-	-	USD 60,000	-	48,535
Foreign exchange swap	Firm commitments	USD + 0.00%	33.5% DI	-	-	USD 17,896	-	(2,203)
Foreign exchange swap	Operating margin	34.8% DI	USD + 0.00%	-	-	USD 4,680	-	612
Term	Firm commitments	BRL	Heating Oil / RBOB	-	-	USD 56,000	-	(1,271)
							407,103	398,044

 (1) Currency as indicated.

Foreign Exchange Hedging Instruments Designated as Fair Value Hedge

The foreign exchange hedging instruments designated as fair value hedge are:

In thousands, except the DI %	2020	2019
Notional amount – US$	235,000	395,000
Result of hedging instruments – gain/(loss) – R$	574,378	79,466
Fair value adjustment of debt – R$	(13,131)	(36,764)
Finance expense in the statements of profit or loss – R$	(597,735)	(130,320)
Average effective cost – DI %	104.1	104.4

For more information, see Note 16.c.1.

The interest rate hedging instruments designated as fair value hedge are:

In thousands, except the DI %	2020	2019
Notional amount – US$	806,054	806,054
Result of hedging instruments – gain/(loss) – R$	67,446	72,957
Fair value adjustment of debt – R$	(18,446)	(76,992)
Finance expense in the statements of profit or loss – R$	(99,555)	(68,054)
Average effective cost – DI %	95.8	95.8

For more information, see Notes 16.g.2, 16.g.4 and 16.g.6.

In thousands, except the DI %	2020	2019
Notional amount – US$	90,000	90,000
Result of hedging instruments – gain/(loss) – R$	6,528	584
Fair value adjustment of debt – R$	3,250	(208)
Finance expense in the statements of profit or loss – R$	(8,968)	(377)
Average effective cost – DI %	99.9	99.9

For more information, see Note 16.g.7.

The foreign exchange hedging instruments and commodities designated as fair value hedge are as described below. The purpose of this relationship is to transform the cost of the imported product from fixed to variable until the moment of blend the fuel, as occurs with the price practiced in its sales. The subsidiary Ipiranga realizes these operations with over-the-counter derivatives that are designated in a hedge accounting relationship, as a fair value hedge in an amount equivalent to the inventories of imported product.

In thousands, except the DI %	2020	2019
Notional amount – US$	65,523	-
Result of hedging instruments – gain/(loss) – R$	(87,448)	-
Fair value adjustment of inventories – R$	18,468	-

Value of gains (losses) recognized

The following tables summarize the value of gains (losses) recognized, which affected the equity of the Company and its subsidiaries:

	2020
	Profit or loss	Equity
a – Exchange rate derivates receivable in U.S. dollars (i) and (ii) and commodities	497,210	-
b – Exchange rate derivates payable in U.S. dollars (ii)	(330,999)	80
c – Interest rate swaps in R$ (iii)	58,131	-
d – Non-derivative financial instruments (iv)	(919,219)	(737,471)
Total	(694,877)	(737,391)

	2019
	Profit or loss	Equity
a – Exchange rate derivates receivable in U.S. dollars (i) and (ii) and commodities	230,000	-
b – Exchange rate derivates payable in U.S. dollars (ii)	(1,667)	(80)
c – Interest rate swaps in R$ (iii)	(4,035)	-
d – Non-derivative financial instruments (iv)	(262,098)	(348,959)
Total	(37,800)	(349,039)

	2018
	R$ million
	Profit or loss	Equity
a – Exchange rate swaps receivable in U.S. dollars (i) (ii)	181,544	-
b – Exchange rate swaps payable in U.S. dollars (ii)	(3.903)	0,176
c – Interest rate swaps in R$ (iii)	12,474	-
d – Non-derivative financial instruments (iv)	(133,951)	(284,624)
Total	56,163	(289,448)

(i)	Does not consider the effect of exchange rate variation of exchange Swaps receivable in U.S. dollars when this effect is offset in the gain or loss of the hedged item (debt/firm commitments).
(ii)	Considers the designation effect of foreign exchange hedging.
(iii)	Considers the designation effect of interest rate hedging in Brazilian Reais; and
(iv)	Considers the results of notes in the foreign market (for further information see Note 16.b).

Fair values and the carrying values of the financial instruments

The fair values and the carrying values of the financial instruments, including currency and interest rate hedging instruments, are stated below:

			12/31/2020		12/31/2019
	Category	Note	Carrying value	Fair value	Carrying value	Fair value
Financial assets:
Cash and cash equivalents
Cash and bank	Measured at amortized cost	4.a	405,081	405,081	284,992	284,992
Financial investments in local currency	Measured at fair value through other comprehensive income	4.a	2,241,852	2,241,852	1,780,939	1,780,939
Financial investments in foreign currency	Measured at fair value through profit or loss	4.a	14,561	14,561	49,448	49,448
Financial investments:
Fixed-income securities and funds in local currency	Measured at fair value through profit or loss	4.b	3,643,286	3,643,286	1,937,967	1,937,967
Fixed-income securities and funds in local currency	Measured at fair value through other comprehensive income	4.b	31,315	31,315	595,816	595,816
Fixed-income securities (guarantee of loans)	Measured at amortized cost	4.b	75,251	75,251	76,904	76,904
Fixed-income securities and funds in foreign currency	Measured at fair value through other comprehensive income	4.b	1,278,940	1,278,940	303,417	303,417
Currency and interest rate hedging and commodities instruments	Measured at fair value through profit or loss	4.b	981,874	981,874	682,615	682,615
Trade Receivables	Measured at amortized cost	5.a	3,391,122	3,369,766	3,689,500	3,663,247
Reseller Financing	Measured at amortized cost	5.b	968,384	965,645	800,936	839,090
Total			13,031,666	13,007,571	10,202,534	10,214,435
Financial liabilities:
Financing	Measured at fair value through profit or loss	16.a	1,308,928	1,308,928	1,666,092	1,666,092
Financing	Measured at amortized cost	16.a	9,406,013	10,186,947	6,008,414	7,268,742
Debentures	Measured at amortized cost	16.a	5,450,751	5,363,621	5,657,339	5,603,669
Debentures	Measured at fair value through profit or loss	16.a	1,093,365	1,093,365	1,030,892	1,030,891
Leases payable	Measured at amortized cost	13	1,833,288	1,833,288	1,588,673	1,588,673
Commodities, currency and interest rate hedging instruments	Measured at fair value through profit or loss	16.a	117,159	117,159	29,985	29,985
Trade payables	Measured at amortized cost	17	4,040,652	4,008,457	2,700,071	2,678,808
Subscription warrants – indemnification	Measured at fair value through profit or loss	24	86,439	86,439	130,657	130,657
Total			23,336,595	23,998,204	18,812,123	19,997,517

Summary of the financial assets and financial liabilities measured at fair value

The table below shows the categories of the financial assets and financial liabilities:

	Category	Note	12/31/2020	Level 1	Level 2
Financial assets:
Cash and cash equivalents
Cash and bank	Measured at amortized cost	4.a	405,081	-	-
Financial investments in local currency	Measured at fair value through other comprehensive income	4.a	2,241,852	-	2,241,852
Financial investments in foreign currency	Measured at fair value through profit or loss	4.a	14,561	14,561	-
Financial investments:
Fixed-income securities and funds in local currency	Measured at fair value through profit or loss	4.b	3,643,286	3,643,286	-
Fixed-income securities and funds in local currency	Measured at fair value through other comprehensive income	4.b	31,315	-	31,315
Fixed-income securities (guarantee of loans)	Measured at amortized cost	4.b	75,251	-	-
Fixed-income securities and funds in foreign currency	Measured at fair value through other comprehensive income	4.b	1,278,940	30,245	1,248,695
Currency and interest rate hedging and commodities instruments	Measured at fair value through profit or loss	4.b	981,874	-	981,874
Trade Receivables	Measured at amortized cost	5.a	3,369,766	-	-
Reseller Financing	Measured at amortized cost	5.b	965,645	-	-
Total			13,007,571
Financial liabilities:
Financing	Measured at fair value through profit or loss	16.a	1,308,928	-	1,308,928
Financing	Measured at amortized cost	16.a	10,186,947	-	-
Debentures	Measured at amortized cost	16.a	5,363,621	-	-
Debentures	Measured at fair value through profit or loss	16.a	1,093,365	-	1,093,365
Leases payable	Measured at amortized cost	13	1,833,288	-	-
Commodities, currency and interest rate hedging instruments	Measured at fair value through profit or loss	16.a	117,159	-	117,159
Trade payables	Measured at amortized cost	17	4,008,457	-	-
Subscription warrants – indemnification (1)	Measured at fair value through profit or loss	24	86,439	-	86,439
Total			23,998,204
	Category	Note	12/31/2019	Level 1	Level 2
Financial assets:
Cash and cash equivalents
Cash and bank	Measured at amortized cost	4.a	284,992	-	-
Financial investments in local currency	Measured at fair value through other comprehensive income	4.a	1,780,939	-	1,780,939
Financial investments in foreign currency	Measured at fair value through profit or loss	4.a	49,448	49,448	-
Financial investments:
Fixed-income securities and funds in local currency	Measured at fair value through profit or loss	4.b	1,937,967	1,937,967	-
Fixed-income securities and funds in local currency	Measured at fair value through other comprehensive income	4.b	595,816	-	595,816
Fixed-income securities (guarantee of loans)	Measured at amortized cost	4.b	76,904	-	-
Fixed-income securities and funds in foreign currency	Measured at fair value through other comprehensive income	4.b	303,417	18,985	284,432
Currency and interest rate hedging and commodities instruments	Measured at fair value through profit or loss	4.b	682,615	-	682,615
Trade Receivables	Measured at amortized cost	5.a	3,663,247	-	-
Reseller Financing	Measured at amortized cost	5.b	839,090	-	-
Total			10,214,435
Financial liabilities:
Financing	Measured at fair value through profit or loss	16.a	1,666,092	-	1,666,092
Financing	Measured at amortized cost	16.a	7,268,742	-	-
Debentures	Measured at amortized cost	16.a	5,603,669	-	-
Debentures	Measured at fair value through profit or loss	16.a	1,030,891	-	1,030,891
Leases payable	Measured at amortized cost	13	1,588,673	-	-
Commodities, currency and interest rate hedging instruments	Measured at fair value through profit or loss	16.a	29,985	-	29,985
Trade payables	Measured at amortized cost	17	2,678,808	-	-
Subscription warrants – indemnification (1)	Measured at fair value through profit or loss	24	130,657	-	130,657
Total			19,997,517

(1)       Refers to subscription warrants issued by the Company in the Extrafarma acquisition.

The fair value of trade receivables and trade payables are classified as level 2.

Changes in exchange rate
12/31/2020	Risk	Scenario I Base	Scenario II	Scenario III
Currency swaps receivable in U.S. dollars
(1) U.S. Dollar / Real swaps	Dollar	1,013,826	1,522,343	2,030,860
(2) Debts / firm commitments in dollars	appreciation	(1,013,824)	(1,522,330)	(2,030,835)
(1)+(2)	Net effect	2	13	25
Currency swaps payable in U.S. dollars
(3) Real / U.S. Dollar swaps	Dollar	59	17,877	35,694
(4) Gross margin of Oxiteno/Ipiranga	devaluation	(59)	(17,877)	(35,694)
(3)+(4)	Net effect	-	-	-

12/31/2019	Risk	Scenario I Base	Scenario II	Scenario III
Currency swaps receivable in U.S. dollars
(1) U.S. Dollar / Real swaps	Dollar	700,499	1,668,202	2,635,905
(2) Debts / firm commitments in dollars	appreciation	(700,465)	(1,668,031)	(2,635,596)
(1)+(2)	Net effect	34	171	309
Currency swaps payable in U.S. dollars
(3) Real / U.S. Dollar swaps	Dollar	376	62,559	124,742
(4) Gross margin of Oxiteno	devaluation	(376)	(62,559)	(124,742)
(3)+(4)	Net effect	-	-	-
Options
(5) Options Real / U.S. Dollar swaps	Dollar	-	42,101	102,917
(6) Gross margin of Oxiteno	devaluation	-	(42,101)	(102,917)
(5)+(6)	Net effect	-	-	-

Summary of variation of derivative instruments hedging object
12/31/2020	Risk	Scenario I Base	Scenario II	Scenario III
NDF Commodities
(1) NDF Commodities	Decrease in	-	551,794	1,103,589
(2) Gross margin from Ipiranga	Commodities Price	-	(551,794)	(1,103,589)
(1)+(2)	Net effect	-	-	-

12/31/2019	Risk	Scenario I Base	Scenario II	Scenario III
NDF Commodities
(1) NDF Commodities	Decrease in	100,542	1,490,893	2,881,245
(2) Gross margin from Ipiranga	Commodities Price	(100,542)	(1,490,893)	(2,881,245)
(1)+(2)	Net effect	-	-	-